Document and Entity Information	12 Months Ended
	Dec. 31, 2014	Mar. 25, 2015
Document And Entity Information
Entity Registrant Name	ADM ENDEAVORS, INC.
Entity Central Index Key	0001588014
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		117,795,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Incorporation, Date of Incorporation	Jan. 04, 2001
Amendment Description	Amendment No. 2